To Our Shareholders:
--------------------------------------------------------------------------------

CGM Fixed Income Fund returned 3.6% during the second quarter of 1999 compared to the Merrill Lynch Master Bond Index which declined -0.9%. For the first six months of the year, CGM Fixed Income Fund returned 5.9% and the Merrill Lynch Master Bond Index declined -1.5%.

The economy is strong--perhaps, too strong. During the first quarter of 1999, the Gross Domestic Product grew at a rate of 4.3%, exceeding the 3% rate deemed by the Federal Reserve Board to be sustainable without risking the build-up of inflationary forces. Consequently, policymakers increased the Federal Funds rate by one quarter of one percent on June 30th. We believe much of the economy's current strength is attributable to technology investments by businesses seeking to increase productivity, reduce costs or prepare for the millennium. Consumer spending, which is also brisk, has outpaced increases in personal income and is thought to be largely fueled by the rising stock market. This phenomenon is risky as it cannot persist for any length of time. Two years ago, the picture was remarkably similar. However, then the Japanese and Asian economies were on the threshold of a slowdown which subsequently relieved export and interest rate pressures on the US economy. The outlook now is changed with Japan and much of Asia rebounding and possibly even contributing to our economic growth.

In 1998, the stock market grew despite a small decline in overall corporate profits. The General Motors strike, tobacco settlement and general cost pressures took their toll on profits for many companies. So far this year, profitability has been on the rise without last year's inhibiting factors. Market performance may well become a contest between higher profits on one hand and price-to- earnings ratios lowered by the threat of higher interest rates on the other. Long term government bond rates have risen to 6.0% from 5.6% three months ago. We believe today's level reflects the current strength of the economy. We also acknowledge that future rate hikes could negatively affect the market, complicating the job of finding attractive securities. For the moment, however, the market has broadened to include a host of previously ignored companies which are well run and prospering, and provide more opportunities in individual stock picking and bond selection.

During the second quarter, bond market activity was dominated by fears of Fed tightening to rein in a perceived rise in inflation later this year and heavy corporate bond issuance, which combined to produce one of the worst performance records in history.

CGM Fixed Income Fund, however, outperformed the bond market during the quarter. Fund performance was boosted by sharp recoveries in the two real estate investment trust (REIT) convertible debt holdings, strong performance from high-yield issues and the solid anchor provided by preferred stock holdings. CGM Fixed Income Fund holds important positions in REITs, and in the finance and media industries. The Fund's three largest holdings are APP International Finance Co. (Asia Pulp & Paper), Pacific Gulf Properties, Inc. and Innova Sa De Real.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

July 6, 1999

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1999

                                                 CGM FIXED   THE FUND'S AVERAGE
                                                INCOME FUND  ANNUAL TOTAL RETURN
                                                -----------  -------------------
5 Years ......................................    +54.9%            +9.1%
1 Year .......................................    + 4.1             +4.1
3 Months .....................................    + 3.6              --

The Fund's average annual total return from inception (March 17, 1992) through June 30, 1999 is +9.2%. The adviser has agreed to limit the Fund's total operating expenses to 0.85% of its average net assets annually through December 31, 1999. Otherwise the total return since inception, and for the five-year, one- year and three-month periods ended June 30, 1999, would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                             CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                     CGM FIXED INCOME FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1999
(unaudited)

BONDS AND NOTES -- 64.7% OF TOTAL NET ASSETS
                                                                     FACE
                                                                    AMOUNT           VALUE(a)
                                                                    ------           --------

AUTOMOTIVE & RELATED -- 2.8%
Dana Corp., 7.00%, 3/01/29 .................................       $1,000,000       $   918,990
                                                                                    -----------

ENERGY -- 3.2%
Canadian Occidental Petroleum Ltd., 7.125%, 2/04/04 (b) ....        1,000,000           991,070
Mitchell Energy & Development Corp., 9.25%, 1/15/02 ........           55,000            57,321
                                                                                    -----------
                                                                                      1,048,391
                                                                                    -----------
FINANCE -- 10.5%
APP International Finance Co., 11.75%, 10/01/05 ............        3,250,000         2,486,250
Household Finance Corp., 5.875%, 2/01/09 ...................        1,000,000           908,540
                                                                                    -----------
                                                                                      3,394,790
                                                                                    -----------
INDUSTRIAL -- 5.7%
  Pohang Iron & Steel Limited, 7.125%, 11/01/06 ..............      2,000,000         1,855,000
                                                                                    -----------

MACHINERY -- 3.0%
  Case Corporation, 6.25%, 12/01/03 ..........................      1,000,000           982,700
                                                                                    -----------

MEDIA -- 9.9%
  Innova Sa De Real, 12.875%, 4/01/07 ........................      2,750,000         2,200,000
  Liberty Media Group, 7.875%, 7/15/09 .......................      1,000,000           994,040
                                                                                    -----------
                                                                                      3,194,040
                                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.4%
  Liberty Property Limited Partnership, 8.00%, 7/01/01
    (Convertible) ............................................      1,700,000         2,091,000
  Pacific Gulf Properties, Inc., 8.375%, 2/15/01
    (Convertible) ............................................      1,850,000         2,238,500
                                                                                    -----------
                                                                                      4,329,500
                                                                                    -----------
TELEPHONE -- 9.3%
  Econophone, Inc., 13.50%, 7/15/07 ..........................      1,000,000         1,065,000
  Sprint Capital Corporation, 6.875%, 11/15/28 ...............      1,000,000           906,620
  Worldcom, Inc., 7.75%, 4/01/07 .............................      1,000,000         1,047,250
                                                                                    -----------
                                                                                      3,018,870
                                                                                    -----------
U.S. GOVERNMENT -- 3.6%
  United States Treasury Notes, 6.125%, 8/15/07 ..............      1,150,000         1,162,397
                                                                                    -----------

UTILITIES -- 3.3%
  Great Lakes Power, Inc., 9.00%, 8/01/04 (b) ................      1,000,000         1,067,560
                                                                                    -----------
TOTAL BONDS AND NOTES (Identified Cost $20,838,671) ..........                       20,972,238
                                                                                    -----------

PREFERRED STOCKS -- 33.9%

                                                                       SHARES       VALUE(a)
                                                                       ------       --------

  Avalonbay Communities, Inc., $2.25 .........................         61,000      $  1,536,438
  Conseco Financing Trust, $2.29 .............................         68,200         1,739,100
  DLJ Capital Trust, $2.105 ..................................         40,000         1,015,000
  Duquesne Capital LP, $2.094 ................................         10,000           251,250
  Felcor Lodging Trust, Inc., $1.95 (Convertible) ............         65,000         1,320,312
  Nova Chemicals Corp., $2.26 (b) ............................         20,000           502,500
  Placer Dome, Inc., $2.156 (b) ..............................         50,000         1,156,250
  Rouse Capital, $2.313 ......................................         59,225         1,484,327
  Vornado Realty Trust, $3.25 (Convertible) ..................         39,000         1,969,500
                                                                                    -----------
TOTAL PREFERRED STOCKS (Identified Cost $11,914,925) .........                       10,974,677
                                                                                    -----------

COMMON STOCK WARRANTS -- 0%
  Econophone, Inc. Exp. 7/15/07 (Identified Cost $0) .........          1,000            10,000
                                                                                    -----------

                                                                     FACE
SHORT-TERM INVESTMENT -- 2.9%                                       AMOUNT
                                                                    ------
  Chevron USA, Inc., 5.50%, 7/01/99 (Cost $955,000) ..........     $  955,000           955,000
                                                                                    -----------
TOTAL INVESTMENTS -- 101.5% (Identified Cost $33,708,596)(c) ................        32,911,915
  Cash and Receivables ......................................................           669,960
  Liabilities ...............................................................        (1,173,620)
                                                                                    -----------
TOTAL NET ASSETS -- 100.0% ..................................................       $32,408,255
                                                                                    ===========
(a) See Note 1A.
(b) The Fund has greater than 10% of its net assets at June 30, 1999 invested in Canada.
(c) Federal Tax Information: At June 30, 1999 the net unrealized depreciation of investments based on cost of $33,708,596 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which
      there is an excess of value over tax cost .............................       $   823,812
    Aggregate gross unrealized depreciation for all investments in which
      there is an excess of tax cost over value .............................        (1,620,493)
                                                                                    -----------
    Net unrealized depreciation .............................................       $  (796,681)
                                                                                    ===========

               See accompanying notes to financial statements.

                                    CGM FIXED INCOME FUND
--------------------------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1999
(unaudited)

ASSETS
 Investments at value (Identified cost -- $33,708,596) .........................      $32,911,915
 Cash ..........................................................................           15,885
Receivable for:
 Shares of the Fund sold .......................................        $ 41,684
 Dividends and interest ........................................         612,391          654,075
                                                                        --------      -----------
                                                                                       33,581,875
                                                                                      -----------
LIABILITIES
 Payable for:
  Securities purchased .........................................         994,040
  Shares of the Fund redeemed ..................................         157,769        1,151,809
                                                                        --------      -----------
 Accrued expenses:
  Trustees' fees ...............................................           4,392
  Accounting and Administration ................................             665
  Other expenses ...............................................          16,754           21,811
                                                                        --------      -----------
                                                                                        1,173,620
                                                                                      -----------
NET ASSETS .....................................................................      $32,408,255
                                                                                      ===========
Net Assets consist of:
 Capital paid-in ...............................................................      $35,148,273
 Undistributed net investment income ...........................................          244,138
 Accumulated net realized loss .................................................       (2,187,475)
 Unrealized depreciation on investments -- net .................................         (796,681)
                                                                                      -----------
NET ASSETS .....................................................................      $32,408,255
                                                                                      ===========
 Shares of beneficial interest outstanding, no par value .......................        3,082,783
                                                                                      ===========
 Net asset value per share* ....................................................           $10.51
                                                                                      ===========

* Shares of the Fund are sold and redeemed at net asset value ($32,408,255 / 3,082,783).

                         See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 1999
(unaudited)
INVESTMENT INCOME
 Income
  Dividends ..............................................................      $  466,587
  Interest ...............................................................       1,044,555
                                                                                ----------
                                                                                 1,511,142
                                                                                ----------
 Expenses
  Management fees ........................................................         106,980
  Trustees' fees .........................................................           9,300
  Accounting and Administration ..........................................           4,000
  Custodian ..............................................................          25,200
  Transfer agent .........................................................          26,900
  Audit and tax services .................................................          14,300
  Legal ..................................................................          29,000
  Printing ...............................................................           8,400
  Registration ...........................................................           9,100
  Miscellaneous ..........................................................             330
                                                                                ----------
                                                                                   233,510
Less expenses assumed by the investment adviser ..........................         (93,613)
                                                                                ----------
Net investment income ....................................................       1,371,245
                                                                                ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized loss on investments -- net .....................................        (508,948)
 Unrealized appreciation -- net ..........................................       1,064,055
                                                                                ----------
 Net gain on investments .................................................         555,107
                                                                                ----------
NET CHANGE IN ASSETS FROM OPERATIONS .....................................      $1,926,352
                                                                                ==========

                      See accompanying notes to financial statements.

                                     CGM FIXED INCOME FUND
------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                    ENDED
                                                                   JUNE 30,        YEAR ENDED
                                                                     1999          DECEMBER 31,
                                                                 (UNAUDITED)           1998
                                                                 -----------       ------------
FROM OPERATIONS
  Net investment income ....................................      $ 1,371,245       $ 2,903,786
  Net realized gain (loss) from investments ................         (508,948)          223,226
  Unrealized appreciation (depreciation) ...................        1,064,055        (3,493,873)
                                                                  -----------       -----------
    Change in net assets from operations ...................        1,926,352          (366,861)
                                                                  -----------       -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ....................................       (1,161,149)       (2,913,392)
                                                                  -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................        3,117,057         8,714,215
  Net asset value of shares issued in connection with
  reinvestment of:
    Dividends from net investment income ...................          912,068         2,316,649
                                                                  -----------       -----------
                                                                    4,029,125        11,030,864
  Cost of shares redeemed ..................................       (6,699,877)      (17,368,670)
                                                                  -----------       -----------
    Change in net assets derived from capital share
      transactions .........................................       (2,670,752)       (6,337,806)
                                                                  -----------       -----------
  Total change in net assets ...............................       (1,905,549)       (9,618,059)
NET ASSETS
  Beginning of period ......................................       34,313,804        43,931,863
                                                                  -----------       -----------
  End of period (including undistributed net investment
    income of $244,138 and $34,042, respectively) ..........      $32,408,255       $34,313,804
                                                                  ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          300,963           804,960
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................           87,843           216,050
                                                                  -----------       -----------
                                                                      388,806         1,021,010
    Redeemed ...............................................         (644,893)       (1,590,658)
                                                                  -----------       -----------
    Net change .............................................         (256,087)         (569,648)
                                                                  ===========       ===========

                      See accompanying notes to financial statements.

                                                 CGM FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                      SIX MONTHS
                                         ENDED                              YEAR ENDED DECEMBER 31,
                                     JUNE 30, 1999       --------------------------------------------------------------
                                      (UNAUDITED)         1998          1997          1996          1995          1994
                                     -------------       ------        ------        ------        ------        ------
For a share of the Fund
  outstanding throughout each period:
Net asset value at the
  beginning of period ............       $10.28          $11.24        $11.60        $11.41        $ 9.57        $11.17
                                         ------          ------        ------        ------        ------        ------
Net investment income (a) ........         0.44            0.83          0.78          0.77          0.70          0.73
Dividends from net investment
income ...........................        (0.37)          (0.83)        (0.78)        (0.77)        (0.70)        (0.73)
Net realized and unrealized
  gain (loss) on investments .....         0.16           (0.96)        (0.36)         0.95          1.84         (1.60)
Distribution from net realized
  gain ...........................         --              --            --           (0.76)         --            --
                                         ------          ------        ------        ------        ------        ------
Net increase (decrease) in net
  asset value ....................         0.23           (0.96)        (0.36)         0.19          1.84         (1.60)
                                         ------          ------        ------        ------        ------        ------
Net asset value at the end of
  period .........................       $10.51          $10.28        $11.24        $11.60        $11.41        $ 9.57
                                         ======          ======        ======        ======        ======        ======

Total Return (%) (b) .............          5.9            (1.2)          3.7          15.4          27.3          (8.0)

Ratios:
Operating expenses to average
  net assets (%) .................         0.85*           0.85          0.85          0.85          0.85          0.85
Operating expenses to average
  net assets before expense
  limitation (%) .................         1.42*           1.26          1.26          1.26          1.53          1.46
Net investment income to
  average net assets (%) .........         8.33*           7.56          6.81          6.53          6.46          7.00
Portfolio turnover (%) ...........           54*             52           147           149           148           129

Net assets at end of period (in
  thousands) ..................         $32,408         $34,314       $43,932       $40,646       $31,793       $28,672

(a) Net of reimbursement which
    amounted to ..................       $ 0.03          $ 0.05        $ 0.05        $ 0.05        $ 0.07        $ 0.06
(b) The total return would have been lower had certain expenses not been reimbursed during the period.
  * Computed on an annualized basis.

                                     See accompanying notes to financial statements.

                              CGM FIXED INCOME FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on March 17, 1992. The investment objective of the Fund is to maximize total return by investing in debt securities and preferred stock that provide current income, capital appreciation or a combination of both income and appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Corporate debt securities are generally valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998 there were capital loss carryovers available to offset future realized gains of $1,677,676 expiring in the year 2005.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $6,845,793 and $10,959,091, respectively. Purchases and sales of United States government obligations aggregated $1,942,898 and $3,001,641, respectively.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1999, the Fund incurred management fees of $106,980 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.65% on the first $200 million of the Fund's average daily net assets, 0.55% of the next $300 million and 0.40% of such assets in excess of $500 million. For the period ended June 30, 1999, CGM waived a portion of its fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1999 these expenses amounted to $4,000 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for the year of 1999 is $297.

4. EXPENSE LIMITATION -- Until December 31, 1999, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 0.85% of average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the period ended June 30, 1999, CGM waived $93,613 of its management fee. The Fund incurred operating expenses of $139,897, representing 0.85% of the average daily net assets.

CGM
FIXED INCOME
FUND

29th Quarterly Report
June 30, 1999

A No-Load Fund

       Investment Adviser
[LOGO] CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ]  Account Procedures and Status

[ ]  Redemptions

[ ]  Exchanges

     Call 800-343-5678

[ ]  New Account Procedures

[ ]  Prospectuses

[ ]  Performance

     Call 800-345-4048

--------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511


FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
--------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FQR2  99                                                     Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM Mutual Fund returned 6.6% during the second quarter of 1999 compared to the unmanaged Standard and Poor's 500 Index which increased 7.1% and the Merrill Lynch Master Bond Index which declined -0.9%. For the first six months of the year, CGM Mutual Fund returned 11.7%, the unmanaged S&P 500 Index increased 12.4% and the Merrill Lynch Master Bond Index declined -1.5%.

The economy is strong--perhaps, too strong. During the first quarter of 1999, the Gross Domestic Product grew at a rate of 4.3%, exceeding the 3% rate deemed by the Federal Reserve Board to be sustainable without risking the build-up of inflationary forces. Consequently, policymakers increased the Federal Funds rate by one quarter of one percent on June 30th. We believe much of the economy's current strength is attributable to technology investments by businesses seeking to increase productivity, reduce costs or prepare for the millennium. Consumer spending, which is also brisk, has outpaced increases in personal income and is thought to be largely fueled by the rising stock market. This phenomenon is risky as it cannot persist for any length of time. Two years ago, the picture was remarkably similar. However, then the Japanese and Asian economies were on the threshold of a slowdown which subsequently relieved export and interest rate pressures on the US economy. The outlook now is changed with Japan and much of Asia rebounding and possibly even contributing to our economic growth.

In 1998, the stock market grew despite a small decline in overall corporate profits. The General Motors strike, tobacco settlement and general cost pressures took their toll on profits for many companies. So far this year, profitability has been on the rise without last year's inhibiting factors. Market performance may well become a contest between higher profits on one hand and price-to-earnings ratios lowered by the threat of higher interest rates on the other. Long term government bond rates have risen to 6.0% from 5.6% three months ago. We believe today's level reflects the current strength of the economy. We also acknowledge that future rate hikes could negatively affect the market, complicating the job of finding attractive securities. For the moment, however, the market has broadened to include a host of previously ignored companies which are well run and prospering, and provide more opportunities in individual stock picking and bond selection.

Nearly one quarter of CGM Mutual Fund's assets is invested in US treasury bills and corporate bonds. The equity section of the portfolio holds important positions in real estate investment trusts, electronic components and the retail industry. The three largest equity holdings are Boston Properties, Inc., Pohang Iron and Steel Co., Ltd., and Apartment Investment and Management Company.

                /s/ Robert L. Kemp
                    Robert L. Kemp
                    President

July 6, 1999

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1999

                                                    CGM      THE FUND'S AVERAGE
                                                MUTUAL FUND  ANNUAL TOTAL RETURN
                                                -----------  -------------------

10 Years .....................................    +264.1%          +13.8%
 5 Years .....................................    + 95.6           +14.4
 1 Year ......................................    + 15.0           +15.0
 3 Months ....................................    +  6.6             --

The percentage figures for the Fund are based upon the beginning net asset values of $22.05, $26.60, $26.66 and $27.64, respectively, and the June 30, 1999 asset value of $29.25 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods.

The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                           CGM MUTUAL FUND
 ----------------------------------------------------------------------------------------------------------------------------------
                                                      25 YEAR INVESTMENT RECORD
                                           DECEMBER 31, 1973 -- JUNE 30, 1999 (UNAUDITED)
 ----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1973
 ----------------------------------------------------------------------------------------------------------------------------------
                      -- AND HAD TAKEN ALL DIVIDENDS                            OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                         AND DISTRIBUTIONS IN CASH                                 GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
               -------------------------------------------------           --------------------------------------------------------
                                            During the Year
                                        You Would Have Received                                       Which Would Represent
                                  ---------------------------------                         ---------------------------------------
                                                                          The Value of                            A Cumulative
                    The Net                                               Your Original                              Change
                  Asset Value        Per Share           Per Share         Investment               An              Expressed
       On           of Your        Capital Gains          Income             At Each              Annual         As An Index With
    December      Share Would      Distributions         Dividends          Year End           Total Return        December 31,
       31          Have Been            of                  of           Would Have Been            of             1973 = 100.0
 ----------------------------------------------------------------------------------------------------------------------------------
      1973          $14.20                                                                                            100.0
      1974           10.27            --                $ 0.46               $10.68               -  24.8%             75.2
      1975           12.44            --                  0.43                13.40               +  25.5              94.4
      1976           13.96            --                  0.43                15.53               +  15.9             109.4
      1977           12.88            --                  0.52                14.89               -   4.1             104.9
      1978           12.83            --                  0.65                15.62               +   4.9             110.0
      1979           13.81            --                  0.72                17.76               +  13.7             125.1
      1980           14.85            --                  0.88                20.39               +  14.8             143.6
      1981           13.90            --                  0.97                20.41               +   0.1             143.7
      1982           18.16            --                  1.09                28.78               +  41.0             202.6
      1983           18.81            --                  1.09                31.63               +   9.9             222.7
      1984           17.01          $ 1.86                0.95                33.62               +   6.3             236.7
      1985           21.53            --                  1.08                45.22               +  34.5             318.4
      1986           22.86            2.75                0.94                56.57               +  25.1             398.3
      1987           20.40            4.52                1.06                64.32               +  13.7             452.9
      1988           19.94            --                  1.10                66.38               +   3.2             467.4
      1989           22.34            0.95                0.93                80.78               +  21.7             568.8
      1990           21.64            --                  0.93*               81.67               +   1.1             575.1
      1991           26.80            2.64                0.97               115.07               +  40.9             810.3
      1992           26.02            1.42                0.93               122.09               +   6.1             859.7
      1993           28.88            1.93                0.86               148.71               +  21.8            1047.1
      1994           25.05            --                  1.04               134.29               -   9.7             945.5
      1995           29.43            0.89                0.77               166.92               +  24.3            1175.3
      1996           31.42            4.15                0.74               206.48               +  23.7            1453.8
      1997           25.52            7.81                0.67               223.41               +   8.2            1573.0
      1998           26.36            0.25                0.98               241.73               +   8.2            1702.0
      1999(6/30)     29.25            0.01                0.19               270.01               +  11.7            1901.1
                                    ------              ------                                    -------
        Totals                      $29.18              $21.38                                    +1801.1
 ----------------------------------------------------------------------------------------------------------------------------------
     *Includes $0.05 per share distributed from paid-in capital.
    Shares were first offered on November 5, 1929; the net asset value per share, adjusted for stock splits and dividends, was $8.33.
 ----------------------------------------------------------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                        CGM MUTUAL FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1999
(unaudited)

COMMON STOCKS -- 74.2% OF TOTAL NET ASSETS
                                                                     SHARES          VALUE(a)
                                                                     ------          --------
ALUMINUM -- 5.7%
    Alcoa Inc. .................................................       850,000      $ 52,593,750
                                                                                    ------------
AUTO AND RELATED -- 4.6%
    Volkswagen AG Sponsored ADR (b)(c) .........................     3,325,000        41,978,125
                                                                                    ------------
BEVERAGES AND TOBACCO -- 1.3%
    Anheuser-Busch Companies, Inc. .............................       168,000        11,917,500
                                                                                    ------------
ELECTRONIC COMPONENTS -- 10.8%
    Koninklijke Philips Electronics Sponsored ADR (b)(c) .......       488,520        49,279,455
    Texas Instruments, Inc. ....................................       345,000        50,025,000
                                                                                    ------------
                                                                                      99,304,455
                                                                                    ------------
OFFICE EQUIPMENT AND SUPPLY -- 5.7%
    International Business Machines Corporation ................        94,000        12,149,500
    Lexmark International Group, Inc. (d) ......................       605,000        39,967,813
                                                                                    ------------
                                                                                      52,117,313
                                                                                    ------------
PAPER PRODUCTS/CONSUMER -- 5.5%
    Asia Pulp & Paper Company Ltd. ADR (b)(c) ..................     5,267,400        50,698,725
                                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 21.2%
    Apartment Investment and Management Company ................     1,450,000        61,987,500
    Boston Properties, Inc. ....................................     1,900,000        68,162,500
    Equity Office Properties Trust .............................       400,000        10,250,000
    Vornado Realty Trust .......................................     1,515,000        53,498,437
                                                                                    ------------
                                                                                     193,898,437
                                                                                    ------------
RETAIL -- 9.8%
    Best Buy Co., Inc. (d) .....................................       670,000        45,225,000
    Circuit City Stores, Inc. ..................................       232,000        21,576,000
    Tandy Corporation ..........................................       464,000        22,678,000
                                                                                    ------------
                                                                                      89,479,000
                                                                                    ------------
STEEL -- 9.6%
    Companhia Siderurgica National Sponsored ADR (b)(c) ........       962,700        25,270,875
    Pohang Iron & Steel Co., Ltd. Sponsored ADR (b)(c) .........     1,880,000        63,215,000
                                                                                    ------------
                                                                                      88,485,875
                                                                                    ------------
TOTAL COMMON STOCKS (Identified Cost $636,776,475) .............                     680,473,180
                                                                                    ------------
BONDS AND BILLS -- 24.9%
                                                                      FACE
                                                                     AMOUNT
                                                                     ------
BANK AND INSURANCE -- 12.1%
    Korea Development Bank, 6.625%, 11/21/03 (c) ...............   $28,850,000      $ 27,352,685
    Korea Development Bank, 7.25%, 5/15/06 (c) .................    24,250,000        23,086,485
    Korea Development Bank, 7.375%, 9/17/04 (c) ................    62,000,000        60,214,400
                                                                                    ------------
                                                                                     110,653,570
                                                                                    ------------
FINANCE -- 7.8%
    APP International Finance, 11.75%, 10/01/05 (c) ............    46,750,000        35,763,750
    Export Import Bank Korea, 6.375%, 2/15/06 (c) ..............    39,398,000        35,802,539
                                                                                    ------------
                                                                                      71,566,289
                                                                                    ------------
INDUSTRIAL -- 2.9%
    CSN Iron S.A., 9.125%, 6/1/07 (c) ..........................    14,300,000        11,011,000
    CSN Iron S.A. Restricted, 9.125%, 6/1/07 (c) ...............    20,700,000        15,939,000
                                                                                    ------------
                                                                                      26,950,000
                                                                                    ------------
UNITED STATES TREASURY -- 2.1%
    United States Treasury Bills, 4.379%, 8/05/99 ..............     5,000,000         4,978,222
    United States Treasury Bills, 4.452%, 8/26/99 ..............     5,000,000         4,965,000
    United States Treasury Bills, 4.533%, 9/23/99 ..............     9,000,000         8,904,690
                                                                                    ------------
                                                                                      18,847,912
                                                                                    ------------
TOTAL BONDS AND BILLS (Identified Cost $221,392,199) ...........                     228,017,771
                                                                                    ------------
SHORT-TERM INVESTMENT -- 0.5%
Chevron USA Inc., 5.50%, 7/01/99 (Cost $4,320,000) .............     4,320,000         4,320,000
                                                                                    ------------

TOTAL INVESTMENTS -- 99.6% (Identified Cost $862,488,674) (e) ................       912,810,951
    Cash and Receivables .....................................................        32,676,575
    Liabilities ..............................................................       (29,235,666)
                                                                                    ------------
TOTAL NET ASSETS -- 100% .....................................................      $916,251,860
                                                                                    ============
(a) See Note 1A.
(b) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) The table below shows the percentages of the Fund's investments by country.

                                              MARKET VALUE AS A PERCENTAGE
        COUNTRY DIVERSIFICATION                       OF FUND'S NET ASSETS
        -----------------------               ----------------------------

        Brazil .....................................................  2.8%
        Germany ....................................................  4.6%
        Netherlands ................................................  8.3%
        Singapore ..................................................  9.4%
        South Korea ................................................ 22.9%
        United States .............................................. 51.6%
                                                                    -----
          Total Investments ........................................ 99.6%
                                                                    =====

(d) Non-income producing security.
(e) Federal Tax Information: At June 30, 1999, the net unrealized appreciation on investments based on cost of $862,488,674 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ....................................      $ 97,862,259
Aggregate gross unrealized depreciation for all investments in which there is
  an excess of tax cost over value ...........................................       (47,539,982)
                                                                                    ------------
Net unrealized appreciation ..................................................      $ 50,322,277
                                                                                    ============

                        See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1999
(unaudited)

ASSETS
  Investments at value (Identified cost -- $862,488,674) ....      $912,810,951
  Cash .......................................................            4,087
  Receivable for:
    Securities sold ............................. $26,670,631
    Shares of the Fund sold .....................     183,389
    Dividends and interest ......................   5,732,684
    Foreign Tax Reclaim .........................      85,784         32,672,488
                                                  -----------       ------------
                                                                     945,487,526
                                                                    ------------
LIABILITIES
  Payable for:
    Securities purchased ........................ $27,037,820
    Shares of the Fund redeemed .................   1,406,917         28,444,737
                                                  -----------       ------------
  Accrued expenses:
    Management fees .............................     634,522
    Trustees' fees ..............................      14,231
    Accounting and Administration ...............       7,000
    Other expenses ..............................     135,176            790,929
                                                  -----------       ------------
                                                                      29,235,666
                                                                    ------------
NET ASSETS ...................................................      $916,251,860
                                                                    ============
Net Assets consist of:
  Capital paid-in ............................................      $774,844,240
  Undistributed net investment income ........................        10,489,616
  Accumulated net realized gain ..............................        80,595,727
    Unrealized appreciation on investments -- net ............        50,322,277
                                                                    ------------
NET ASSETS ...................................................      $916,251,860
                                                                    ============
  Shares of beneficial interest outstanding, no par value .....       31,326,296
                                                                    ===========
  Net asset value per share* .................................            $29.25
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($916,251,860 / 31,326,296).

                 See accompanying notes to financial statements.

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Income
    Dividends (net of withholding tax of $145,897) ...........     $  9,977,621
    Interest .................................................       10,517,435
                                                                   ------------
                                                                     20,495,056
                                                                   ------------
  Expenses
    Management fees ..........................................        3,892,735
    Trustees' fees ...........................................           28,683
    Accounting and Administration ............................           42,000
    Custodian ................................................           75,489
    Transfer agent ...........................................          538,069
    Audit and tax services ...................................           16,500
    Legal ....................................................           32,981
    Printing .................................................           24,870
    Registration .............................................           19,381
    Miscellaneous ............................................            4,249
                                                                   ------------
                                                                      4,674,957
                                                                   ------------
  Net investment income ......................................       15,820,099
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on investments -- net                              80,937,559
    Unrealized appreciation -- net ...........................        5,904,654
                                                                   ------------
    Net gain on investments ..................................       86,842,213
                                                                   ------------
NET CHANGE IN ASSETS FROM OPERATIONS .........................     $102,662,312
                                                                   ============
                 See accompanying notes to financial statements.

                                       CGM MUTUAL FUND
-----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                  SIX MONTHS
                                                                     ENDED         YEAR ENDED
                                                                 JUNE 30, 1999    DECEMBER 31,
                                                                  (UNAUDITED)         1998
                                                                 -------------   --------------
FROM OPERATIONS
Net investment income ......................................     $ 15,820,099    $   36,887,976
  Net realized gain from investments .......................       80,937,559         8,861,923
  Unrealized appreciation ..................................        5,904,654        34,118,144
                                                                 ------------    --------------
    Change in net assets from operations ...................      102,662,312        79,868,043
                                                                 ------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............................       (6,068,184)      (36,150,275)
  From net realized gain on investments ....................         (319,385)       (9,194,452)
                                                                 ------------    --------------
                                                                   (6,387,569)      (45,344,727)
                                                                 ------------    --------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................       14,137,475        44,291,949
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income ...................        5,399,029        32,073,979
    Distributions from net realized gain ...................          293,231         8,389,398
                                                                 ------------    --------------
                                                                   19,829,735        84,755,326
  Cost of shares redeemed ..................................     (140,782,218)     (370,503,481)
                                                                 ------------    --------------
    Change in net assets derived from capital share
      transactions .........................................     (120,952,483)     (285,748,155)
                                                                 ------------    --------------
  Total change in net assets ...............................      (24,677,740)     (251,224,839)

NET ASSETS
  Beginning of period ......................................      940,929,600     1,192,154,439
                                                                 ------------    --------------
  End of period (including undistributed net investment
    income of $10,489,616 and $737,701, respectively) ......     $ 916,251,860   $  940,929,600
                                                                 =============   ===============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................          508,433         1,699,743
  Issued in connection with reinvestment of:
    Dividends from net investment income ...................          186,850         1,233,492
    Distributions from net realized gain ...................           10,148           314,649
                                                                 ------------    --------------
                                                                      705,431         3,247,884
    Redeemed ...............................................       (5,075,438)      (14,267,908)
                                                                 ------------    --------------
    Net change .............................................       (4,370,007)      (11,020,024)
                                                                 =============   ===============
                         See accompanying notes to financial statements.

                                                    CGM MUTUAL FUND
---------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                      SIX MONTHS
                                         ENDED                               YEAR ENDED DECEMBER 31,
                                     JUNE 30, 1999       ------------------------------------------------------------
                                      (UNAUDITED)        1998           1997          1996          1995         1994
                                      -----------        ----           ----          ----          ----         ----
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period .........................       $26.36          $25.52        $31.42        $29.43        $25.05        $28.88
                                         ------          ------        ------        ------        ------        ------
Net investment income ............         0.50            1.00          0.66          0.75          0.73          1.09
Dividends from net
  investment income ..............        (0.19)          (0.98)        (0.67)        (0.74)        (0.77)        (1.04)
Net realized and unrealized gain
  (loss) on investments ..........         2.59            1.07          1.92          6.13          5.31         (3.88)
Distribution from net realized
  gain ...........................        (0.01)          (0.25)        (7.81)        (4.15)        (0.89)         --
                                         ------          ------        ------        ------        ------        ------
Net increase (decrease) in
  net asset value ................         2.89            0.84         (5.90)         1.99          4.38         (3.83)
                                         ------          ------        ------        ------        ------        ------
Net asset value at end of period .       $29.25          $26.36        $25.52        $31.42        $29.43        $25.05
                                         ======          ======        ======        ======        ======        ======

Total Return (%) .................         11.7             8.2           8.2          23.7          24.3          (9.7)
Ratios:
Operating expenses to average net
  assets (%) .....................         1.03*           1.02          0.98          0.87          0.91          0.92
Net investment income to average
  net assets (%) .................         3.47*           3.56          1.91          2.33          2.55          4.39
Portfolio turnover (%) ...........          238*            280           386           192           291           173
Net assets at end of period
  (in thousands) ($) .............       916,252         940,930       1,192,154     1,216,523     1,154,439     1,063,375

* Computed on an annualized basis.

                                      See accompanying notes to financial statements.

                                CGM MUTUAL FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other Funds whose financial statements are not presented herein. The Fund's objective is reasonable long-term capital appreciation with a prudent approach to protection of capital from undue risks.
Current income is a consideration in the selection of the Fund's portfolio securities, but it is not a controlling factor.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Corporate debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board of Trustees. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may be comprised of ordinary income, capital gains, and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $1,074,006,988 and $1,198,770,350, respectively. Purchases and sales of United States government obligations aggregated $28,719,864 and $9,927,661, respectively.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1999, the Fund incurred management fees of $3,892,735, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.90% on the first $500 million of the Fund's average daily net assets, 0.80% of the next $500 million and 0.75% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which were paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $42,000, for the period ended June 30, 1999, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for the year of 1999 is $8,104.

CGM
MUTUAL FUND

277th Quarterly Report
June 30, 1999

A No-Load Fund

       Investment Adviser
[LOGO] CAPITAL GROWTH MANAGEMENT
       Limited Partnership



INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ]  Account Procedures and Status

[ ]  Redemptions

[ ]  Exchanges

     Call 800-343-5678

[ ]  New Account Procedures

[ ]  Prospectuses

[ ]  Performance

     Call 800-345-4048

------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511


FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

MQR2 99                                                      Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM American Tax Free Fund declined -2.8% during the second quarter of 1999 compared to the Lehman Municipal Bond Index which declined -1.8%. For the first six months of the year, CGM American Tax Free Fund returned -2.1%, and the Lehman Municipal Bond Index, -0.9%.

The economy is strong--perhaps, too strong. During the first quarter of 1999, the Gross Domestic Product grew at a rate of 4.3%, exceeding the 3% rate deemed by the Federal Reserve Board to be sustainable without risking the build-up of inflationary forces. Consequently, policymakers increased the Federal Funds rate by one quarter of one percent on June 30th. We believe much of the economy's current strength is attributable to technology investments by businesses seeking to increase productivity, reduce costs or prepare for the millennium. Consumer spending, which is also brisk, has outpaced increases in personal income and is thought to be largely fueled by the rising stock market. This phenomenon is risky as it cannot persist for any length of time. Two years ago, the picture was remarkably similar. However, then the Japanese and Asian economies were on the threshold of a slowdown which subsequently relieved export and interest rate pressures on the US economy. The outlook now is changed with Japan and much of Asia rebounding and possibly even contributing to our economic growth.

During the second quarter, bond market activity was dominated by fears of Fed tightening to rein in a perceived rise in inflation later this year and heavy corporate bond issuance, which combined to produce one of the worst performance records in history. Investor apathy in a deteriorating interest rate environment left the municipal bond market weak.

The CGM American Tax Free Fund portfolio is structured with a longer maturity bias on account of the current under-valuation of the tax-exempt market. While this bias caused the Fund to underperform slightly during the second quarter, we believe the present yield levels will re-attract investor interest in municipal securities. In general, tax exempt securities now offer better relative rates of return than were available at any time in the past two years.

CGM American Tax Free Fund's largest sector concentrations are in industrial development/ pollution control, general obligation bonds and transportation. The Fund's three largest holdings are Hodge Louisiana (Stone Container), Washington State General Obligation Bonds and Howard County Maryland Multi-family housing (Chase Glen Apartments).

                                            /s/ Robert L. Kemp

                                                Robert L. Kemp
                                                President

July 6, 1999

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1999
                                                                 THE FUNDS
                                                                  AVERAGE
                                        CGM AMERICAN               ANNUAL
                                       TAX FREE FUND            TOTAL RETURN
                                       -------------            ------------
5 Years ............................       +37.8%                  +6.6%
1 Year .............................       + 1.6                   +1.6
3 Months ...........................       - 2.8                     --

The Fund's average annual total return since inception (November 10, 1993) through June 30, 1999 is +4.8%. The adviser has agreed to absorb the Fund's total operating expenses through December 31, 1999. Otherwise, the Fund's total return since inception, and for the five-year, one-year, and three-month periods ended June 30, 1999 would have been lower.

The performance data contained in the report represent past performance. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
JANICE H. SAUL, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                   CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1999
(unaudited)
MUNICIPAL BONDS -- 95.7% OF TOTAL NET ASSETS
                                                                    FACE
                                                                   AMOUNT          VALUE(a)
CALIFORNIA -- 8.4%
    California State General Obligation Bonds, 4.50%, 12/01/21 .  $    500,000      $    439,540
    Los Angeles Regional Airport, 6.875%, 11/15/12 .............       500,000           536,440
    Metropolitan Water District Southern California,
      5.00%, 7/01/37 ...........................................       500,000           464,820
                                                                                    ------------
                                                                                       1,440,800
                                                                                    ------------
COLORADO -- 6.9%
    Denver City & County Airport, 5.25%, 11/15/23 ..............       500,000           482,000
    E470 Public Highway Authority, 5.00%, 9/01/26 ..............       750,000           702,397
                                                                                    ------------
                                                                                       1,184,397
                                                                                    ------------
FLORIDA -- 1.5%
    Polk County Industrial Development Authority Revenue Bonds
    (IMC Fertilizer), 7.525%, 1/01/15 ..........................       250,000           267,790
                                                                                    ------------
HAWAII -- 0.6%
    Honolulu City and County Mortgage Revenue, 7.80%, 7/01/24 ..        95,000            99,961
                                                                                    ------------
KENTUCKY -- 2.4%
    Kenton County Airport Revenue Bonds (Delta Airlines),
      6.75%, 2/01/02 ...........................................       400,000           417,448
                                                                                    ------------
LOUISIANA -- 6.1%
    Hodge Utility Revenue Bonds (Stone Container), 9.00%, 3/01/10    1,000,000         1,040,460
                                                                                    ------------
MARYLAND -- 4.8%
    Howard County Multifamily, Chase Glen Apartments (AvalonBay
    Properties), 7.00%, 7/01/24 ................................       750,000           827,213
                                                                                    ------------
MASSACHUSETTS -- 12.4%
    Massachusetts Municipal Wholesale Electric, 8.75%, 7/01/18 .       330,000           386,714
    Massachusetts Port Authority, 5.00%, 7/01/27 ...............       500,000           462,485
    Massachusetts State General Obligation, 0%, 8/01/18 ........     1,000,000           354,690
    Massachusetts State Turnpike Authority, 5.00%, 1/01/39 .....       500,000           456,150
    Plymouth County Certificates of Participation, 5.00%, 4/01/22      500,000           467,125
                                                                                    ------------
                                                                                       2,127,164
                                                                                    ------------
MICHIGAN -- 3.9%
    Michigan State Housing Development, 7.05%, 10/01/12 ........       195,000           205,317
    Wayne Charter County Airport, 5.00%, 12/01/28 ..............       500,000           458,305
                                                                                    ------------
                                                                                         663,622
                                                                                    ------------
NEW JERSEY -- 2.6%
    New Jersey Health Care Facilities, 4.75%, 7/01/28 ..........       500,000           447,290
                                                                                    ------------
NEW YORK -- 11.9%
    Long Island Power Authority, 5.25%, 12/01/26 ...............       500,000           475,600
    New York General Obligation Bonds Series B, 8.25%, 6/01/05 .       100,000           117,601
    New York General Obligation Bonds Series J, 5.50%, 2/15/26 .       500,000           495,140
    New York State Dormitory Authority Revenue Bonds,
      5.75%, 7/01/13 ...........................................       250,000           261,515
    New York State Dormitory Authority Revenue Bonds,
      5.875%, 5/15/11 ..........................................       250,000           265,690
    Port Authority New York and New Jersey Special Obligation,
      9.125%, 12/01/15 .........................................       395,000           423,926
                                                                                    ------------
                                                                                       2,039,472
                                                                                    ------------
                                                                     FACE
                                                                     AMOUNT           VALUE(a)
PUERTO RICO -- 4.1%
    Puerto Rico Commonwealth Infrastructure, 5.00%, 7/01/28 ....   $   750,000      $    705,248
                                                                                    ------------
SOUTH CAROLINA -- 2.9%
    Georgetown County Pollution Control (International Paper),
      5.125%, 2/01/12 ..........................................       500,000           490,675
                                                                                    ------------
TENNESSEE -- 4.1%
    Johnson City Health and Education, 5.125%, 7/01/25 .........       750,000           708,375
                                                                                    ------------
TEXAS -- 9.9%
    Alliance Airport Authority Special Facilities Revenue Bonds
    (American Airlines Inc. Project), 7.00%, 12/01/11 ..........       250,000           281,932
    Bexar County Health Facilities, 5.375%, 11/15/22 ...........       500,000           490,510
    Houston Independent School District, 4.75%, 2/15/22 ........       500,000           452,985
    North Texas Thruway Authority, 5.00%, 1/01/20 ..............       500,000           470,085
                                                                                    ------------
                                                                                       1,695,512
                                                                                    ------------
VIRGINIA -- 2.2%
    Hopewell Industrial Development Authority (Stone Container),
      8.25%, 6/01/16 ...........................................       350,000           382,655
                                                                                    ------------
WASHINGTON -- 8.3%
    Seattle Municipal Light and Power, 4.875%, 6/01/21 .........       500,000           460,470
    Washington State General Obligation, 0%, 7/01/17 ...........     2,550,000           960,993
                                                                                    ------------
                                                                                       1,421,463
                                                                                    ------------
WISCONSIN -- 2.7%
    Southeast Wisconsin Professional Baseball Park District, 0%,
      12/15/27 .................................................     2,250,000           462,555
                                                                                    ------------
TOTAL MUNICIPAL BONDS (Identified Cost $16,693,128) ..........................        16,422,100
                                                                                    ------------
SHORT-TERM INVESTMENT -- 2.7%
    Chevron USA, Inc., 5.50%, 7/01/99 (Cost $460,000) ..........       460,000           460,000
                                                                                    ------------
TOTAL INVESTMENTS -- 98.4% (Identified Cost $17,153,128)(b) ..................        16,882,100
            Cash and Receivables .............................................           293,104
            Liabilities ......................................................           (15,202)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ...................................................      $ 17,160,002
                                                                                    ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1999 the net unrealized depreciation on investments based on cost of $17,153,128 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ....................................      $    231,872
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value .................................... .        (502,900)
                                                                                    ------------
    Net unrealized depreciation .............................................. .    $   (271,028)
                                                                                    ============

                        See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1999
(unaudited)

ASSETS
  Investments at value (Identified cost -- $17,153,128) .....       $16,882,100
  Cash ......................................................             1,992
  Receivable for:
    Shares of the Fund sold ......................   $  5,000
    Interest .....................................    286,112           291,112
                                                     --------       -----------
                                                                     17,175,204
                                                                    -----------
LIABILITIES
  Payable for:
    Shares of the Fund redeemed ..................     1,001
    Expense advance from adviser .................     14,201            15,202
                                                     --------       -----------
NET ASSETS ..................................................       $17,160,002
                                                                    ===========
  Net Assets consist of:
    Capital paid-in .........................................       $18,237,507
    Undistributed net investment income .....................            82,293
    Accumulated net realized loss ...........................          (888,770)
    Unrealized depreciation on investments -- net ...........          (271,028)
                                                                    -----------
NET ASSETS ..................................................       $17,160,002
                                                                    ===========
  Shares of beneficial interest outstanding, no par value  ..         1,834,765
                                                                    ===========
  Net asset value per share* ................................             $9.35
                                                                    ===========

* Shares of the Fund are sold and redeemed at net asset value
  ($17,160,002 / 1,834,765).

                 See accompanying notes to financial statements.

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Income
    Interest ....................................................    $  486,377
                                                                     ----------
  Expenses
    Management fees .............................................        52,265
    Trustees' fees ..............................................         8,650
    Accounting and Administration ...............................         1,500
    Custodian ...................................................        26,400
    Transfer agent ..............................................        12,400
    Audit and tax services ......................................         9,750
    Legal .......................................................        25,400
    Printing ....................................................         6,000
    Registration ................................................         8,300
    Miscellaneous ...............................................           250
                                                                     ----------
                                                                        150,915
    Less expenses assumed by the investment adviser .............      (150,915)
                                                                     ----------
    Net investment income .......................................       486,377
                                                                     ----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Realized loss on investments -- net ...........................        (3,981)
  Unrealized depreciation -- net ................................      (821,821)
                                                                     ----------
  Net loss on investments .......................................      (825,802)
                                                                     ----------
NET CHANGE IN ASSETS FROM OPERATIONS ............................    $ (339,425)
                                                                     ==========
                 See accompanying notes to financial statements.

                                   CGM AMERICAN TAX FREE FUND
------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                   SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                  JUNE 30, 1999     DECEMBER 31,
                                                                   (UNAUDITED)          1998
                                                                   -----------      ------------
FROM OPERATIONS
    Net investment income ......................................   $   486,377      $    879,126
    Net realized gain (loss) from investments ..................        (3,981)           68,196
    Unrealized appreciation (depreciation) .....................      (821,821)           26,584
                                                                   -----------      ------------
      Change in net assets from operations .....................      (339,425)          973,906
                                                                   -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income ......................................      (405,559)         (877,714)
                                                                   -----------      ------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares ...............................     1,659,023         4,055,485
    Net asset value of shares issued in connection with
      reinvestment of:
      Dividends from net investment income .....................       258,192           601,144
                                                                   -----------      ------------
                                                                     1,917,215         4,656,629
    Cost of shares redeemed ....................................    (1,718,377)       (1,489,676)
                                                                   -----------      ------------
      Change in net assets derived from capital share
        transactions ...........................................       198,838         3,166,953
                                                                   -----------      ------------
    Total change in net assets .................................      (546,146)        3,263,145

NET ASSETS
    Beginning of period ........................................    17,706,148        14,443,003
                                                                   -----------      ------------
  End of period (including undistributed net investment
    income of $82,293 and $1,475, respectively) ................   $17,160,002      $ 17,706,148
                                                                   ===========      ============
NUMBER OF SHARES OF THE FUND:
    Issued from sale of shares .................................       171,288           415,494
    Issued in connection with reinvestment of:
      Dividends from net investment income .....................        26,722            61,756
                                                                   -----------      ------------
                                                                       198,010           477,250
      Redeemed .................................................      (176,447)         (153,268)
                                                                   -----------      ------------
      Net change ...............................................        21,563           323,982
                                                                   ===========      ============
                        See accompanying notes to financial statements.

                                               CGM AMERICAN TAX FREE FUND
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                       FOR THE
                                      SIX MONTHS
                                        ENDED                               YEAR ENDED DECEMBER 31,
                                     JUNE 30, 1999        ------------------------------------------------------------
                                      (UNAUDITED)         1998          1997          1996          1995          1994
                                      -----------         ----          ----          ----          ----          ----
For a share of the Fund outstanding
 throughout each period:
Net asset value at the beginning
  of period ......................       $ 9.77          $ 9.70        $ 9.46        $ 9.77        $ 8.83        $10.25
                                         ------          ------        ------        ------        ------        ------
Net investment income (a) ........         0.27            0.55          0.58          0.58          0.61          0.58
Dividends from net investment
  income .........................        (0.22)          (0.55)        (0.58)        (0.58)        (0.61)        (0.58)
Net realized and unrealized
  gain (loss) on investments .....        (0.47)           0.07          0.24         (0.31)         0.94         (1.42)
                                         ------          ------        ------        ------        ------        ------
Net increase (decrease) in
  net asset value ................        (0.42)           0.07          0.24         (0.31)         0.94         (1.42)
                                         ------          ------        ------        ------        ------        ------
Net asset value at end of period .       $ 9.35          $ 9.77        $ 9.70        $ 9.46        $ 9.77        $ 8.83
                                         ======          ======        ======        ======        ======        ======

Total Return (%) (b) .............         (2.1)            6.5           9.0           2.9          18.0          (8.2)

Ratios:
Operating expenses to average
  net assets (%) .................            0               0             0             0             0             0
Operating expenses to average
  net assets before waiver (%) ...         1.73*           1.69          2.04          2.14          2.59          2.42
Net investment income to
  average net assets (%) .........         5.58*           5.63          6.11          6.10          6.50          6.39
Portfolio turnover (%) ...........           29*             37           140           107           125           169

Net assets at end of period
  (in thousands) .................       $17,160         $17,706       $14,443       $12,430       $11,855       $10,150

(a) Net of fees waived and
    reimbursed amounted to                $ 0.08          $ 0.16        $ 0.19        $ 0.20        $ 0.24        $ 0.22
(b) The total return would have been lower had the total fees and expenses not been waived or reimbursed during the period.
  * Computed on an annualized basis.

                                       See accompanying notes to financial statements.

                           CGM AMERICAN TAX FREE FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on November 10, 1993. The primary investment objective of the Fund is to provide high current income exempt from federal income tax. The Fund's secondary investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Premium is amortized against interest income with a corresponding decrease in the cost basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable and tax exempt income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998, there were capital loss carryovers available to offset future realized gains of $659,836 expiring in the year 2002 and $224,953 expiring in 2004.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. OTHER -- The Fund has greater than 10% of its net assets at June 30, 1999 invested in Massachusetts and New York. There are certain risks arising from geographical concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $2,932,430 and $2,520,705, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1999, the Fund incurred management fees of $52,265 payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.60% on the first $500 million of the Fund's average daily net assets, 0.55% of the next $500 million and 0.45% of such assets in excess of $1 billion. CGM waived its entire fee. See Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1999 these expenses amounted to $1,500 and are shown separately in the financial statements as Accounting and Administration. The entire expense was waived by CGM. See Note 4.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, other than registered investment companies. Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for the year of 1999 is $125.

4. EXPENSE LIMITATION -- Until December 31, 1999, and, thereafter, until further notice to the Fund, CGM has voluntarily agreed to waive its management fee and to assume all expenses of the Fund. For the period ended June 30, 1999, CGM waived its entire management fee of $52,265, the entire Accounting and Administration expense of $1,500 and assumed Fund expenses of $97,150.

CGM
AMERICAN
TAX FREE FUND

23rd Quarterly Report
June 30, 1999

A No-Load Fund

       Investment Adviser
[LOGO] CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

-------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ]  Account Procedures and Status

[ ]  Redemptions

[ ]  Exchanges

     Call 800-343-5678

[ ]  New Account Procedures

[ ]  Prospectuses

[ ]  Performance

     Call 800-345-4048

-------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511


FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
-------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

AQR2 99                                                      Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM Realty Fund returned 18.4% during the second quarter of 1999 compared to the National Association of Real Estate Investment Trust's (NAREIT) Equity REIT Index which increased 10.1% over the same period. For the first quarter of 1999 and the year-to-date, CGM Realty Fund results were -5.5% and 11.9%, respectively, and the NAREIT Equity REIT Index, -4.8%* and 4.8%, respectively.

The economy is strong--perhaps, too strong. During the first quarter of 1999, the Gross Domestic Product grew at a rate of 4.3%, exceeding the 3% rate deemed by the Federal Reserve Board to be sustainable without risking the build-up of inflationary forces. Consequently, policymakers increased the Federal Funds rate by one quarter of one percent on June 30th. We believe much of the economy's current strength is attributable to technology investments by businesses seeking to increase productivity, reduce costs or prepare for the millennium. Consumer spending, which is also brisk, has outpaced increases in personal income and is thought to be largely fueled by the rising stock market. This phenomenon is risky as it cannot persist for any length of time. Two years ago, the picture was remarkably similar. However, then the Japanese and Asian economies were on the threshold of a slowdown which subsequently relieved export and interest rate pressures on the US economy. The outlook now is changed with Japan and much of Asia rebounding and possibly even contributing to our economic growth.

In 1998, the stock market grew despite a small decline in overall corporate profits. The General Motors strike, tobacco settlement and general cost pressures took their toll on profits for many companies. So far this year, profitability has been on the rise without last year's inhibiting factors. Market performance may well become a contest between higher profits on one hand and price-to-earnings ratios lowered by the threat of higher interest rates on the other. Long term government bond rates have risen to 6.0% from 5.6% three months ago. We believe today's level reflects the current strength of the economy. We also acknowledge that future rate hikes could negatively affect the market, complicating the job of finding attractive securities. For the moment, however, the market has broadened to include a host of previously ignored companies which are well run and prospering, including real estate investment trusts.

Despite months of disappointing market performance, we have remained steadfast in our belief in the strong fundamentals of REITs, particularly in the office and industrial sector where demand still exceeds supply and rising rents contribute to an increase in Funds from Operations. Our commitment bore fruit in the second quarter when high-valuation jitters sent many investors away from large capitalization stocks into REITs and other value stocks.

CGM Realty Fund's largest sector positions are in office/industrial REITs, hotel REITs and apartment REITs. The Fund's three largest holdings are Prime Group Realty Trust, Apartment Investment and Management Company and SL Green Realty Corporation.

                                        /s/ Robert L. Kemp

                                            Robert L. Kemp
                                            President
July 6, 1999

* First Quarter 1999 NAREIT Equity REIT Index return was restated by NAREIT on July 1, 1999.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
----------------------------------------
Total Return for Periods Ended June 30, 1999

                                                          THE FUND'S
                                             CGM           AVERAGE
                                            REALTY          ANNUAL
                                             FUND        TOTAL RETURN
                                           --------     --------------
5 years ................................    +93.5%          +14.1%
1 Year .................................    - 2.6           - 2.6
3 Months ...............................    +18.4             --

The Fund's average annual total return since inception (May 13, 1994) through June 30, 1999 is +13.7%. The adviser had limited the Fund's total operating expenses to 1.00% of its average net assets from inception through December 31, 1997. Otherwise, the Fund's total return since inception and for the five-year period ended June 30, 1999 would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                         CGM REALTY FUND
----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1999
(unaudited)

REAL ESTATE INVESTMENT TRUSTS -- 98.7% OF TOTAL NET ASSETS

                                                                      SHARES          VALUE(a)
                                                                      ------          --------
APARTMENTS -- 14.0%
    Apartment Investment and Management Company ................       770,000      $ 32,917,500
    Home Properties New York, Inc. .............................     1,030,000        28,453,750
                                                                                    ------------
                                                                                      61,371,250
                                                                                    ------------
HOTELS -- 14.8%
    Lasalle Hotel Properties ...................................     1,265,000        19,370,313
    Legacy Hotels Real Estate Units ............................     3,329,800        19,560,455
    Meristar Hospitality Corporation ...........................     1,169,425        26,238,973
                                                                                    ------------
                                                                                      65,169,741
                                                                                    ------------
MISCELLANEOUS -- 8.4%
    Entertainment Properties Trust .............................       370,200         6,524,775
    Glenborough Realty Trust, Inc. .............................     1,156,200        20,233,500
    Grove Property Trust .......................................       110,000         1,430,000
    Lexford Residential Trust ..................................       360,000         8,595,000
                                                                                    ------------
                                                                                      36,783,275
                                                                                    ------------
OFFICE AND INDUSTRIAL -- 54.3%
    Alexandria Real Estate Equity ..............................       712,400        22,262,500
    Bedford Property Investors, Inc. ...........................       614,800        10,989,550
    Boston Properties, Inc. ....................................       823,000        29,525,125
    Brandywine Realty Trust ....................................     1,322,000        26,192,125
    Highwoods Properties, Inc. .................................       430,000        11,798,125
    Mission West Properties ....................................       250,000         2,062,500
    Pacific Gulf Properties, Inc. ..............................       844,400        19,104,550
    Parkway Properties, Inc. ...................................       310,800        10,295,250
    Prentiss Properties Trust ..................................       929,000        21,831,500
    Prime Group Realty Trust ...................................     2,195,100        37,728,281
    Reckson Associates Realty Corp. ............................       199,000         4,676,500
    SL Green Realty Corporation ................................     1,491,000        30,472,313
    Vornado Realty Trust .......................................       321,000        11,335,312
                                                                                    ------------
                                                                                     238,273,631
                                                                                    ------------
RETAIL -- 7.2%
    Chelsea GCA Realty, Inc. ...................................       306,000        11,360,250
    Crown American Realty Trust ................................     1,006,400         7,359,300
    Philips International Realty Corporation ...................       765,000        12,909,375
                                                                                    ------------
                                                                                      31,628,925
                                                                                    ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified Cost $437,781,925) ...........       433,226,822
                                                                                    ------------

                                                                        FACE
SHORT-TERM INVESTMENT -- 0.2%                                          AMOUNT         VALUE(a)
                                                                       ------         --------
    Chevron USA., 5.50%, 07/01/99 (Cost $740,000) ..............   $   740,000      $    740,000
                                                                                    ------------
TOTAL INVESTMENTS -- 98.9% (Identified Cost $438,521,925)(b) .................       433,966,822
            Cash, receivables and other assets ...............................        11,576,944
            Liabilities ......................................................        (6,728,232)
                                                                                    ------------
TOTAL NET ASSETS -- 100% .....................................................      $438,815,534
                                                                                    ============

(a) See Note 1A.
(b) Federal Tax Information: At June 30, 1999 the net unrealized depreciation on investments based on cost of $438,521,925 for Federal income tax purposes was as follows:
  Aggregate gross unrealized appreciation for all investments in which there
    is an excess of value over tax cost ......................................      $ 28,947,509
  Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value ................................       (33,502,612)
                                                                                    ------------
  Net unrealized depreciation ................................................      $ (4,555,103)
                                                                                    ============

               See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1999
(unaudited)

ASSETS
 Investments at value (Identified Cost -- $438,521,925) ....       $433,966,822
 Cash ......................................................              4,167
 Receivable for:
  Securities sold ..........................      $5,643,239
  Shares of the Fund sold ..................         545,878
  Dividends and interest ...................       5,383,660         11,572,777
                                                  ----------
                                                                   ------------
                                                                    445,543,766
                                                                   ------------
LIABILITIES
 Payable for:
  Securities purchased .....................      $5,231,401
  Shares of the Fund redeemed ..............       1,050,900
  Tax Withholding Liability ................          77,711          6,360,012
                                                  ----------       ------------
 Accrued expenses:
  Management fees ..........................         302,074
  Trustees' fees ...........................           8,980
  Accounting and Administration ............           3,167
  Other expenses ...........................          53,999            368,220
                                                  ----------       ------------
                                                                      6,728,232
                                                                   ------------
NET ASSETS .................................................       $438,815,534
                                                                   ============
 Net Assets consist of:
  Capital paid-in ..........................................       $506,467,258
  Undistributed net investment income ......................          7,099,480
  Accumulated net realized loss ............................        (70,195,174)
  Unrealized depreciation on investments and foreign currency
    transactions -- net ....................................         (4,556,030)
                                                                   ------------
NET ASSETS .................................................       $438,815,534
                                                                   ============
 Shares of beneficial interest outstanding, no par value ...         34,339,736
                                                                   ============
 Net asset value per share* ................................             $12.78
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($438,815,534 / 34,339,736).

                 See accompanying notes to financial statements.

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Income:
    Dividends (net of withholding tax of $77,711) ............      $14,703,115
    Interest .................................................           48,451
                                                                    -----------
                                                                     14,751,566
                                                                    -----------
  Expenses:
    Management fees ..........................................        1,673,329
    Trustees' fees ...........................................           18,272
    Accounting and Administration ............................           19,002
    Custodian ................................................           57,174
    Transfer agent ...........................................          223,942
    Audit and tax services ...................................           11,750
    Legal ....................................................           33,919
    Printing .................................................           16,438
    Registration .............................................           26,560
    Amortization of organization expense .....................            5,035
    Line of Credit commitment fee ............................           10,000
    Miscellaneous ............................................            2,266
                                                                    -----------
                                                                      2,097,687
                                                                    -----------
  Net investment income ......................................       12,653,879
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS)  ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
    Realized loss on investments -- net ......................      (13,723,826)
    Unrealized appreciation -- net ...........................       44,456,887
                                                                    -----------
  Net gain on investments ....................................       30,733,061
                                                                    -----------
NET CHANGE IN ASSETS FROM OPERATIONS .........................      $43,386,940
                                                                    ===========
                 See accompanying notes to financial statements.

                                        CGM REALTY FUND
----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                 SIX MONTHS
                                                                    ENDED          YEAR ENDED
                                                                JUNE 30, 1999      DECEMBER 31,
                                                                 (UNAUDITED)          1998
                                                                 ------------      ------------
FROM OPERATIONS
  Net investment income ......................................   $ 12,653,879      $ 21,810,594
  Net realized loss from investments .........................    (13,723,826)      (56,462,786)
  Unrealized appreciation (depreciation) .....................     44,456,887       (93,081,106)
                                                                 ------------      ------------
    Change in net assets from operations .....................     43,386,940       (127,733,298)
                                                                 ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ......................................     (5,554,399)      (21,820,376)
  Net realized gain on investments ...........................           --                --
  Tax return of capital ......................................           --          (6,031,564)
                                                                 ------------      ------------
                                                                   (5,554,399)      (27,851,940)
                                                                 ------------      ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...............................     72,225,055       336,265,354
  Net asset value of shares issued in connection
    with reinvestment of:
    Dividends from net investment income .....................      4,732,084        18,483,827
    Distributions from net realized gain .....................           --                --
    Tax return of capital ....................................           --           5,109,279
                                                                 ------------      ------------
                                                                   76,957,139       359,858,460
  Cost of shares redeemed ....................................    (94,875,618)      (274,820,721)
                                                                 ------------      ------------
      Change in net assets derived from capital share
        transactions .........................................    (17,918,479)       85,037,739
                                                                 ------------      ------------
  Total change in net assets .................................     19,914,062       (70,547,499)

NET ASSETS
  Beginning of period ........................................    418,901,472       489,448,971
                                                                 ------------      ------------
  End of period (including undistributed net investment income
    of $7,099,480 and $0, respectively) ......................   $438,815,534      $418,901,472
                                                                 ============      ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .................................      6,044,666        23,546,700
  Issued in connection with reinvestment of:
      Dividends from net investment income ...................        399,971         1,474,850
      Distributions from net realized gain ...................           --                --
      Distributions from tax return of capital ...............           --             407,676
                                                                 ------------      ------------
                                                                    6,444,637        25,429,226
      Redeemed ...............................................     (8,262,419)      (20,652,412)
                                                                 ------------      ------------
      Net change .............................................     (1,817,782)        4,776,814
                                                                 ============      ============
                         See accompanying notes to financial statements.

                                                         CGM REALTY FUND
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                         SIX MONTHS                       FOR THE YEAR ENDED                      FOR THE PERIOD
                                            ENDED                            DECEMBER 31,                         MAY 13, 1994(c)
                                        JUNE 30, 1999   ------------------------------------------------------        THROUGH
                                         (UNAUDITED)        1998          1997          1996          1995       DECEMBER 31, 1994
                                         -----------        ----          ----          ----          ----       -----------------
For a share of the Fund outstanding
  throughout each period:
Net asset value at the beginning of
  period ............................      $11.59          $15.60        $14.50        $10.89        $ 9.71           $10.00
                                           ------          ------        ------        ------        ------           ------
Net investment income (a) ...........        0.38            0.59          0.64          0.52          0.54             0.31
Dividends from net investment income        (0.17)          (0.59)        (0.64)        (0.52)        (0.54)           (0.23)
Distributions from net realized gain         --              --           (2.03)        (0.41)         --               --
Distributions from tax return of
  capital ...........................        --             (0.16)        (0.04)         --           (0.14)           (0.08)
Distributions in excess of net
  investment income .................        --              --            --           (0.12)         --               --
Net realized and unrealized gain
  (loss) on investments .............        0.98           (3.85)         3.17          4.14          1.32            (0.29)
                                           ------          ------        ------        ------        ------           ------
Net increase (decrease) in net asset
  value .............................        1.19           (4.01)         1.10          3.61          1.18            (0.29)
                                           ------          ------        ------        ------        ------           ------
Net asset value at end of period ....      $12.78          $11.59        $15.60        $14.50        $10.89           $ 9.71
                                           ======          ======        ======        ======        ======           ======
Total Return (%) ....................        11.9(d)        (21.2)         26.7(b)       44.1(b)       19.8(b)           0.2(b)(d)
Ratios:
Operating expenses to average net
  assets (%) ........................        1.07(e)         1.04          1.00          1.00          1.00             1.00(e)
Operating expenses to average net
  assets before expense limitation (%)        N/A            N/A           1.07          1.25          1.68             2.00(e)
Net income to average net assets (%)         6.43(e)         4.35          4.48          4.97          5.51             7.40(e)
Portfolio turnover (%) ..............          64(e)           86           128            57            85               47(e)
Net assets at end of period (in
  thousands) ........................    $438,816        $418,901      $489,449      $161,727       $47,694          $34,277

(a) Net of reimbursement
    which amounted to ...............         N/A            N/A         $ 0.01        $ 0.02        $ 0.07           $ 0.04
(b) The total return would have been lower had certain expenses not been reduced during the period.
(c) Commencement of operations.
(d) Not computed on an annualized basis.
(e) Computed on an annualized basis.

                                     See accompanying notes to financial statements.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999
(unaudited)

1. The Fund is a diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund commenced operations on May 13, 1994. The Fund's investment objective is to earn above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis. Dividend income received by the Fund from its investment in REITs may consist of ordinary income, capital gains and return of capital. The portion derived from capital gains and return of capital will result in a reduction of the Fund's dividend income and an increase in realized and unrealized gain on investments.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998 there were capital loss carry-overs available to offset future realized gains of $53,821,768 expiring in the year 2006.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1994 in connection with the Fund's organization and registration amounting to $70,186 have been paid by the Fund. These costs were amortized over 60 months beginning May 13, 1994 and ending May 12, 1999.

F. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

2. PURCHASES AND SALE OF SECURITIES -- For the period ended June 30, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $127,540,719 and $134,722,436, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1999, the Fund incurred management fees of $1,673,329, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 0.85% on the first $500 million of the Fund's average daily net assets and 0.75% on amounts in excess of $500 million.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1999 these expenses amounted to $19,002 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for the year of 1999 is $3,927.

4. LINE OF CREDIT -- The Fund has a $20,000,000 committed unsecured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.10% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 1999.

                                CGM REALTY FUND
--------------------------------------------------------------------------------

CGM
REALTY FUND

21st Quarterly Report
June 30, 1999

A No-Load Fund

       Investment Adviser
[LOGO] CAPITAL GROWTH MANAGEMENT
       Limited Partnership


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ]  Account Procedures and Status

[ ]  Redemptions

[ ]  Exchanges

     Call 800-343-5678

[ ]  New Account Procedures

[ ]  Prospectuses

[ ]  Performance

     Call 800-345-4048

--------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511


FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

RQR2 99                                                      Printed in U.S.A.

To Our Shareholders:
--------------------------------------------------------------------------------

CGM Focus Fund returned 20.3% during the second quarter of 1999 compared to the unmanaged Standard and Poor's 500 Index which increased 7.1% over the same period. For the first six months of 1999, CGM Focus Fund returned 8.7% and the unmanaged S&P 500 Index, 12.4%.

The economy is strong--perhaps, too strong. During the first quarter of 1999, the Gross Domestic Product grew at a rate of 4.3%, exceeding the 3% rate deemed by the Federal Reserve Board to be sustainable without risking the build-up of inflationary forces. Consequently, policymakers increased the Federal Funds rate by one quarter of one percent on June 30th. We believe much of the economy's current strength is attributable to technology investments by businesses seeking to increase productivity, reduce costs or prepare for the millennium. Consumer spending, which is also brisk, has outpaced increases in personal income and is thought to be largely fueled by the rising stock market. This phenomenon is risky as it cannot persist for any length of time. Two years ago, the picture was remarkably similar. However, then the Japanese and Asian economies were on the threshold of a slowdown which subsequently relieved export and interest rate pressures on the US economy. The outlook now is changed with Japan and much of Asia rebounding and possibly even contributing to our economic growth.

In 1998, the stock market grew despite a small decline in overall corporate profits. The General Motors strike, tobacco settlement and general cost pressures took their toll on profits for many companies. So far this year, profitability has been on the rise without last year's inhibiting factors. Market performance may well become a contest between higher profits on one hand and price-to-earnings ratios lowered by the threat of higher interest rates on the other. Long term government bond rates have risen to 6.0% from 5.6% three months ago. We believe today's level reflects the current strength of the economy. We also acknowledge that future rate hikes could negatively affect the market, complicating the job of finding attractive securities.

For the moment, however, the market has broadened to include a host of previously ignored companies which are well run and prospering, and provide more opportunities in individual stock picking and bond selection.

CGM Focus Fund holds important positions in the manufacturing, retail, and mobile homes and RVs industries. The Fund's three largest holdings are K-Swiss, Inc., Monaco Coach Corporation and Ames Department Stores, Inc.

                                        /s/ Robert L. Kemp

                                            Robert L. Kemp
                                            President

July 6, 1999

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
--------------------------------------------------------------------------------
Total Return for Period Ended June 30, 1999

                                                                      CGM FOCUS
                                                                        FUND
                                                                      ---------
1 Year ......................................................          - 2.1%
6 Months ....................................................          + 8.7%
3 Months ....................................................          +20.3%

The Fund's total return since inception (September 3, 1997) through June 30, 1999 is +5.5%. The adviser has agreed to limit the Fund's total operating expenses to 1.20% of its average net assets through December 31, 1999. Otherwise, the Fund's total return since inception, and for the one-year, six-month, and three-month periods ended June 30, 1999, would have been lower.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS
ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER
CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS
STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY
BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                          CGM FOCUS FUND
------------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 1999
(unaudited)

COMMON STOCKS -- 99.4% OF TOTAL NET ASSETS
                                                                      SHARES         VALUE(a)
                                                                      ------         --------
COMPUTER SOFTWARE AND SERVICES -- 0.0%
    Clarent Corporation (b) ....................................         2,500      $     37,500
                                                                                    ------------
ELECTRONIC COMPONENTS -- 4.2%
    Bel Fuse, Inc. .............................................       130,400         3,651,200
                                                                                    ------------
FOOTWEAR -- 6.6%
    Saucony, Inc. (b) ..........................................        57,500         1,300,937
    Skechers USA, Inc. (b) .....................................       425,000         4,462,500
                                                                                    ------------
                                                                                       5,763,437
                                                                                    ------------
HEAVY CAPITAL GOODS -- 4.3%
    Terex Corporation (b) ......................................       124,500         3,789,469
                                                                                    ------------
HOME PRODUCTS & COSMETIC -- 6.3%
    Salton, Inc. (b) ...........................................       110,000         5,500,000
                                                                                    ------------
LIGHT CAPITAL GOODS -- 2.0%
    Oshkosh Truck Corporation ..................................        35,000         1,760,938
                                                                                    ------------
MANUFACTURING -- 23.1%
    First Years, Inc. ..........................................       266,000         3,990,000
    K-Swiss, Inc. ..............................................       347,000        16,135,500
                                                                                    ------------
                                                                                      20,125,500
                                                                                    ------------
MOBILE HOMES & RVS -- 13.7%
    Winnebago Industries, Inc. .................................        27,000           607,500
    Monaco Coach Corporation (b) ...............................       191,000         8,081,688
    National R.V. Holdings, Inc. (b) ...........................       135,000         3,273,750
                                                                                    ------------
                                                                                      11,962,938
                                                                                    ------------
PAPER PRODUCTS/CONSUMER -- 8.1%
    Asia Pulp & Paper Ltd. Sponsored ADR (c) ...................       732,000         7,045,500
                                                                                    ------------
RETAIL -- 19.4%
    Ames Department Stores, Inc. (b) ...........................       166,000         7,573,750
    Heilig-Meyers Company ......................................       180,000         1,226,250
    Hot Topic, Inc. (b) ........................................       130,000         3,510,000
    InterTan, Inc. (b) .........................................       225,000         4,612,500
                                                                                    ------------
                                                                                      16,922,500
                                                                                    ------------
STEEL -- 11.7%
    Companhia Siderurgica National Sponsored ADR (c) ...........       218,000         5,722,500
    Ispat International N.V ....................................       404,500         4,474,781
                                                                                    ------------
                                                                                      10,197,281
                                                                                    ------------
   TOTAL COMMON STOCKS (Identified Cost $65,505,477) .........................        86,756,263
                                                                                    ------------

COMMON STOCK WARRANTS -- 0.4%
Asia Pulp & Paper Company Ltd., Exp. 7/27/00
  (Identified Cost $512,400) ...................................       146,400      $    384,300
                                                                                    ------------

TOTAL INVESTMENTS -- 99.8% (Identified Cost $66,017,877) (d) .................        87,140,563
   Cash, receivables and other assets ........................................         2,877,966
   Liabilities ...............................................................        (2,740,930)
                                                                                    ------------
TOTAL NET ASSETS -- 100.0% ...................................................      $ 87,277,599
                                                                                    ============

(a) See Note 1A.
(b) Non-income producing security.
(c) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(d) Federal Tax Information: At June 30, 1999 the net unrealized appreciation on investments based on cost of $66,017,877 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there
      is an excess of value over tax cost ....................................       $24,640,119
    Aggregate gross unrealized depreciation for all investments in which there
      is an excess of tax cost over value ....................................        (3,517,433)
                                                                                     -----------
    Net unrealized appreciation ..............................................       $21,122,686
                                                                                     ===========

                         See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1999
(unaudited)

ASSETS
  Investments at value (Identified cost -- $66,017,877) .....      $ 87,140,563
  Cash ......................................................           153,232
  Receivable for:
    Securities sold ...........................    $2,499,615
    Shares of the Fund sold ...................         9,550
    Dividends and interest.....................       152,225
    Foreign tax reclaim .......................         5,700         2,667,090
                                                   ----------
 Unamortized organizational expenses ........................            57,644
                                                                   ------------
                                                                     90,018,529
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ......................     2,316,050
    Shares of the Fund redeemed ...............       329,609         2,645,659
                                                   ----------      ------------
  Accrued expenses:
    Management fees ...........................        54,435
    Trustees' fees ............................         5,224
    Accounting and Administrative fees ........         1,085
    Other expenses ............................        34,527            95,271
                                                   ----------      ------------
                                                                      2,740,930
                                                                   ------------
NET ASSETS ..................................................      $ 87,277,599
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $ 95,362,691
    Undistributed net investment income .....................           450,035
    Accumulated net realized loss ...........................       (29,657,813)
    Unrealized appreciation on investments -- net ...........        21,122,686
                                                                   ------------
NET ASSETS ..................................................      $ 87,277,599
                                                                   ============
   Shares of beneficial interest outstanding, no par value ..         8,270,950
                                                                   ============
   Net asset value per share* ...............................            $10.55
                                                                   ============

* Shares of the Fund are sold and redeemed at net asset value
  ($87,277,599 / 8,270,950).

               See accompanying notes to financial statements.

STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
 Income
  Dividends (net of withholding tax of $46,942) ..............      $   846,126
  Interest ...................................................          166,814
                                                                    -----------
                                                                      1,012,940
                                                                    -----------
 Expenses
  Management fees ............................................          461,254
  Trustees' fees .............................................           11,050
  Accounting and Administration ..............................            6,500
  Custodian ..................................................           33,050
  Transfer agent .............................................           87,350
  Audit and tax services .....................................           15,850
  Legal ......................................................           25,100
  Printing ...................................................           17,950
  Registration ...............................................           13,550
  Amortization of organization expense .......................            9,003
  Line of credit commitment fee ..............................           12,500
  Dividend expense on short sales ............................            9,400
  Miscellaneous ..............................................              650
                                                                    -----------
                                                                        703,207
 Less expenses assumed by the investment adviser .............        (140,302)
                                                                    -----------
 Net investment income .......................................          450,035
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Realized loss on investments -- net .........................       (6,280,191)
 Unrealized appreciation -- net ..............................       12,217,230
                                                                    -----------
 Net gain on investments .....................................        5,937,039
                                                                    -----------

NET CHANGE IN ASSETS FROM OPERATIONS .........................      $ 6,387,074
                                                                    ===========

               See accompanying notes to financial statements.

                                       CGM FOCUS FUND
----------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                               SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              JUNE 30, 1999       DECEMBER 31,
                                                               (UNAUDITED)           1998
                                                               -----------        -----------
FROM OPERATIONS
  Net investment income (loss) .............................    $   450,035       $  (836,612)
  Net realized loss from investments .......................     (6,280,191)       (8,382,527)
  Unrealized appreciation ..................................     12,217,230         7,190,688
                                                                -----------       -----------
    Change in net assets from operations ...................      6,387,074        (2,028,451)
                                                                -----------       -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .............................      5,063,929        78,493,940
  Cost of shares redeemed ..................................    (34,497,079)      (64,927,811)
                                                                -----------       -----------
    Change in net assets derived from capital share
      transactions .........................................    (29,433,150)       13,566,129
                                                                -----------       -----------
  Total change in net assets ...............................    (23,046,076)       11,537,678

NET ASSETS
  Beginning of period ......................................    110,323,675        98,785,997
                                                                -----------       -----------
  End of period (including undistributed net investment
    income of $450,035 and $0, respectively) ...............    $87,277,599       $110,323,675
                                                                ===========       ===========
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares ...............................        523,346         7,773,832
  Redeemed .................................................     (3,615,135)       (6,945,863)
                                                                -----------       -----------
  Net change ...............................................     (3,091,789)          827,969
                                                                ===========       ===========

                         See accompanying notes to financial statements.

                                                     CGM FOCUS FUND
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                                                             FOR THE PERIOD
                                                                                                              SEPTEMBER 3,
                                                            SIX MONTHS                                          1997(a)
                                                               ENDED                  YEAR ENDED                THROUGH
                                                           JUNE 30, 1999             DECEMBER 31,             DECEMBER 31,
                                                            (UNAUDITED)                  1998                     1997
                                                            -----------              ------------             ------------
For a share of the Fund outstanding throughout the
  period:
Net asset value at the beginning of period ............       $ 9.71                    $ 9.38                   $10.00
                                                              ------                    ------                   ------
Net investment income (loss) (b) ......................         0.05                     (0.07)(c)                (0.02)(c)
Net realized and unrealized gain (loss) on investments          0.79                      0.40(d)                 (0.60)
                                                              ------                    ------                   ------
Net increase (decrease) in net asset value ............         0.84                      0.33                    (0.62)
                                                              ------                    ------                   ------
Net asset value at end of period ......................       $10.55                    $ 9.71                   $ 9.38
                                                              ======                    ======                   ======
Total Return (%) (e) ..................................          8.7(f)                    3.5                    (6.20)(f)

Ratios:
Operating expenses to average net assets (%) ..........         1.22(g)                   1.20                     1.20(g)
Operating expenses to average net assets before expense
  limitation (%) ......................................         1.52(g)                   1.40                     1.63(g)
Net income (loss) to average net assets (%) ...........         0.98(g)                  (0.65)                   (0.83)(g)
Portfolio turnover (%) ................................          285(g)                    340                      330(g)
Net assets at end of period (in thousands) ............      $87,278                  $110,324                  $98,786

(a) Commencement of operations.
(b) Net of reimbursement which amounted to ..............     $ 0.02                    $ 0.02                   $ 0.01
(c) Per share net investment loss does not reflect the period's reclassification of permanent differences between book and tax basis net investment loss. See note 1D.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain/(loss) on investments for the period ended December 31, 1998, due to the timing of purchases and redemptions of fund shares in relation to fluctuating market values of the investments of the Fund.
(e) The total return would have been lower had certain expenses not been reduced during the period.
(f) Not computed on an annualized basis.
(g) Computed on an annualized basis.

                                     See accompanying notes to financial statements.

                                 CGM FOCUS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1999
(unaudited)

1. The Fund is a non-diversified series of CGM Trust which is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust has four other funds whose financial statements are not presented herein. The Fund's investment objective is long-term growth of capital. The Fund intends to pursue its objective by investing in a core position of equity securities. In addition, should the investment outlook of the Fund's investment manager so warrant, the Fund may engage in a variety of investment techniques designed to capitalize on declines in the price of specific equity securities of one or more companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 1998 there were capital loss carryovers available to offset future realized gains of $13,022,258 expiring in the year 2005 and $8,539,209 expiring in the year 2006.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. ORGANIZATION EXPENSE -- Costs incurred in 1997 in connection with the Fund's organization and registration amounting to $90,771 have been paid by the Fund. These costs are being amortized over 60 months beginning September 3, 1997.

F. SHORT SALES -- The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. While the short sale is outstanding, the Fund is required to collateralize its obligations, which has the practical effect of limiting the extent to which the Fund may engage in short sales. At June 30, 1999, there were no outstanding short sales.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1999, purchases and sales of securities other than United States government obligations and short-term investments aggregated $140,701,167 and $176,185,652, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1999, the Fund incurred management fees of $461,254, paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.90% on amounts in excess of $1 billion. CGM waived a portion of its fee. See
        Note 4.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the period ended June 30, 1999 these expenses amounted to $6,500 and are shown separately in the financial statements as Accounting and Administration.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, the Fund was responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets on the CGM Funds, which for the year of 1999 is $993.

4. EXPENSE LIMITATION -- Until December 31, 1999 and, thereafter until further notice to the Fund, CGM has voluntarily agreed to reduce its management fee and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.20% of average daily net assets exclusive of any dividend expense occurred on short sales. As a result of the Fund's expenses exceeding the voluntary expense limitation, for the period ended June 30, 1999, CGM waived $140,302 of its management fee. The Fund incurred operating expenses of $553,505, representing 1.20% of the average daily net assets.

5. LINE OF CREDIT -- The Fund has a $20,000,000 committed, secured line of credit with its custodian bank. Borrowings under the line will be charged interest at 0.75% over the current Overnight Federal Funds Rate. The Fund will incur a commitment fee of 0.125% per annum on the unused portion of the line of credit, payable quarterly. There were no borrowings under the line of credit during the period ended June 30, 1999.

CGM
FOCUS FUND

7th Quarterly Report
June 30, 1999

A No-Load Fund

       Investment Adviser
[LOGO] CAPITAL GROWTH MANAGEMENT
       Limited Partnership

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------------------------------------
TELEPHONE NUMBERS

For information about:
[ ]  Account Procedures and Status

[ ]  Redemptions

[ ]  Exchanges

     Call 800-343-5678

[ ]  New Account Procedures

[ ]  Prospectuses

[ ]  Performance

     Call 800-345-4048

--------------------------------------------------------------------------------
MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511


FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
--------------------------------------------------------------------------------

This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

FFQR2 99                                                     Printed in U.S.A.